INVENTORY - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inventories [Abstract]
Cost of inventories recognised as expense during period	$ 15,400	$ 28,100
Impairment of inventory	(233)	(186)
Inventories pledged as security for liabilities	$ 4,500	$ 4,200